N-4	Apr. 29, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2024
Amendment Flag	false
Item 4. Fee Table [Text Block]	The post-issue election annual charges for the Flex GMWB (Single and Joint) add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	1.45%	GWB
Flex GMWB (Joint)	1.45%	GWB

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	1.45%	GWB
Flex GMWB (Joint)	1.45%	GWB

Item 10. Benefits Available (N-4) [Text Block]
The current rates for applicable post-issue elections of the Flex GMWB (Single) and (Joint) add-on benefits are:

Flex GMWB (Single)
Benefit Option	Core
Bonus	6%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.75%
	60-64	3.75%
	65-69	5.00%
	70-74	5.00%
	75-80	5.25%
	81+	5.50%

Flex GMWB (Joint)
Benefit Option	Core
Bonus	6%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.25%
	60-64	3.25%
	65-69	4.50%
	70-74	4.50%
	75-80	4.75%
	81+	5.00%

Flex GMWB - Single Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Name of Benefit [Text Block]	Flex GMWB (Single)
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Core
Bonus	6%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.75%
	60-64	3.75%
	65-69	5.00%
	70-74	5.00%
	75-80	5.25%
	81+	5.50%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB - Joint Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Name of Benefit [Text Block]	Flex GMWB (Joint)
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Core
Bonus	6%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.25%
	60-64	3.25%
	65-69	4.50%
	70-74	4.50%
	75-80	4.75%
	81+	5.00%

Name of Benefit [Text Block]	Flex GMWB (Joint)